RESTRUCTURING COST (Schedule of Restructuring plan) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance sheet
Other Provisions		$ 0	$ 190
Investment in building and infrastructures		0	4,571
Investment in machinery	[1]	0	7,799
Total		0	12,560
Restructuring expenses, net
Employee's termination cost		0	975
Restructuring income from lease modification		0	0
Restructuring expenses from asset's impairment		0	0
Other restructuring expenses		0	740
Restructuring expense		0	1,715	$ 1,755
Cost of sales
Acceleration of assets depreciation expenses		0	0
Total		0	1,715
Net cash used in operating activity for restructuring expenses		0	1,700
Government incentives [Member]
Balance sheet
Investment in machinery		$ 2,700	$ 1,500	$ 1,200

[1]	In previous years, investment in machinery was offset by a grant of $2.7 million ($1.5 million in 2022 and $1.2 million in 2021) received from the State of Oklahoma as part of a larger incentive plan granted to TAT. As part of this plan TAT Limco will be entitled to several incentives including additional grants, tax exempt and incentives and support in employee's salaries over the next 10 years